Balance Sheets (Unaudited) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash		$ 6,140
Accounts receivable	10,364
Total current assets	10,364	6,140
Line of credit receivable - related party	1,472,136
Accrued interest receivable - related party	6,542
Deposits	100,000
Total assets	1,589,042	6,140
Current liabilities:
Accounts payable	8,482	300
Total current liabilities	8,482	300
Long term liabilities:
Accrued interest payable		501
Accrued interest payable - related party	1,637	283
Line of credit payable		35,000
Line of credit payable - related party	320,240
Notes payable - related party		10,000
Total long term liabilities	321,877	45,784
Total liabilities	330,359	46,084
Stockholders' equity (deficit):
Preferred stock, $0.001 par value, 10,000,000 shares authorized, no and no shares issued and outstanding as of December 31, 2013 and 2012, respectively
Common stock, $0.001 par value, 2,000,000,000 shares authorized, 93,025,000 and 80,200,000 shares issued and outstanding as of December 31, 2013 and 2012, respectively	93,025	80,200
Additional paid in capital	1,353,677	(75,700)
Deficit accumulated during development stage	(188,019)	(44,444)
Total stockholders' equity (deficit)	1,258,683	(39,944)
Total liabilities and stockholders' equity (deficit)	$ 1,589,042	$ 6,140